CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2016	Dec. 31, 2015
Common Units
Units - Authorized	794,803,853	758,468,555
Units - Issued	794,803,853	758,468,555
Units - Outstanding	794,803,853	758,468,555
Class E Units
Units - Authorized	8,853,832	8,853,832
Units - Issued	8,853,832	8,853,832
Units - Outstanding	8,853,832	8,853,832
Class G Units
Units - Authorized	90,706,000	90,706,000
Units - Issued	90,706,000	90,706,000
Units - Outstanding	90,706,000	90,706,000
Class H Units
Units - Authorized	81,001,069	81,001,069
Units - Issued	81,001,069	81,001,069
Units - Outstanding	81,001,069	81,001,069
Class I Units
Units - Authorized	100	100
Units - Issued	100	100
Units - Outstanding	100	100
Class K Units [Member]
Units - Authorized	101,525,429	0
Units - Issued	101,525,429	0
Units - Outstanding	101,525,429	0